31. HELD-FOR-SALE ASSETS AND DISCONTINUED OPERATIONS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Held For Sale Assets [Line Items]
Net operating revenue	R$ 9,284,303	R$ 10,492,096	R$ 12,210,060
Cost of sales and/or services	(7,271,335)	(7,982,595)	(9,167,739)
Operating income (expenses)
Share of results of investees	31,624	(5,174)	(13,492)
Other operating expenses	(3,616,966)	(4,578,728)	(6,452,688)
Financial income (expenses)	(12,275,440)	(5,377,333)	26,691,274
Financial income	4,202,220	2,631,713	30,919,269
Financial expenses	(16,477,660)	(8,009,046)	(4,227,995)
Pre-tax profit (loss)	(14,086,659)	(8,744,176)	19,927,698
Current	(20,975)	(56,303)	132,217
Deferred	3,571,895	69,041	3,159,711
Profit (loss) from continuing operations	R$ (10,535,739)	(8,731,438)	23,219,626
Previously stated [member]
Held For Sale Assets [Line Items]
Net operating revenue		20,136,183	22,060,014
Cost of sales and/or services		(15,314,814)	(16,179,100)
Gross profit		4,821,369	5,880,914
Operating income (expenses)
Share of results of investees		(5,174)	(13,492)
Selling expenses		(3,547,684)	(3,853,002)
General and administrative expenses		(2,782,300)	(2,738,718)
Other operating income		4,527,710	2,204,134
Other operating expenses		(5,991,291)	(6,748,094)
Financial income (expenses)		(7,798,739)	(11,149,172)
Profit (loss) before financial income (expenses) and taxes		(2,977,370)	(5,268,258)
Financial income		2,662,463	30,950,461
Financial expenses		(8,772,181)	(4,341,595)
Financial income (expenses)		(6,109,718)	26,608,866
Pre-tax profit (loss)		(9,087,088)	21,340,608
Current		(77,060)	115,706
Deferred		69,041	3,159,241
Profit (loss) from continuing operations		(9,095,107)	24,615,555
Discontinued operations
Profit (loss) for the year from discontinued operations (net of taxes)
Profit (loss) for the year		(9,095,107)	24,615,555
Discontinued operations [member]
Held For Sale Assets [Line Items]
Net operating revenue		9,644,087	9,849,954
Cost of sales and/or services		(7,332,219)	(7,011,361)
Gross profit		2,311,868	2,838,593
Operating income (expenses)
Selling expenses		(940,635)	(1,214,113)
General and administrative expenses		(840)	(4,570)
Other operating income		431,643	170,814
Other operating expenses		(1,412,563)	(295,406)
Financial income (expenses)		(1,922,395)	(1,343,275)
Profit (loss) before financial income (expenses) and taxes		389,473	1,495,318
Financial income		30,750	31,192
Financial expenses		(763,135)	(113,600)
Financial income (expenses)		(732,385)	(82,408)
Pre-tax profit (loss)		(342,912)	1,412,910
Current		(20,757)	(16,511)
Deferred			(470)
Profit (loss) from continuing operations		(363,669)	1,395,929
Discontinued operations
Profit (loss) for the year from discontinued operations (net of taxes)		363,669	(1,395,929)
Continuing operations [member]
Held For Sale Assets [Line Items]
Net operating revenue		10,492,096	12,210,060
Cost of sales and/or services		(7,982,595)	(9,167,739)
Gross profit		2,509,501	3,042,321
Operating income (expenses)
Share of results of investees		(5,174)	(13,492)
Selling expenses		(2,607,049)	(2,638,889)
General and administrative expenses		(2,781,460)	(2,734,148)
Other operating income		4,096,067	2,033,320
Other operating expenses		(4,578,728)	(6,452,688)
Financial income (expenses)		(5,876,344)	(9,805,897)
Profit (loss) before financial income (expenses) and taxes		(3,366,843)	(6,763,576)
Financial income		2,631,713	30,919,269
Financial expenses		(8,009,046)	(4,227,995)
Financial income (expenses)		(5,377,333)	26,691,274
Pre-tax profit (loss)		(8,744,176)	19,927,698
Current		(56,303)	132,217
Deferred		69,041	3,159,711
Profit (loss) from continuing operations		(8,731,438)	23,219,626
Discontinued operations
Profit (loss) for the year from discontinued operations (net of taxes)		(363,669)	1,395,929
Profit (loss) for the year		R$ (9,095,107)	R$ 24,615,555